Consolidated Statements of Changes In Stockholders' Equity (Unaudited) - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 70	$ 198,772	$ (171)	$ (168,174)	$ 30,497
Balance, shares at Dec. 31, 2021	[1]	1,672,561
Stock-based compensation			457			457
Unrealized loss from marketable debt securities				(445)		(445)
Net loss					(6,143)	(6,143)
Balance at Mar. 31, 2022		$ 70	199,229	(616)	(174,317)	24,366
Balance, shares at Mar. 31, 2022	[1]	1,672,561
Balance at Dec. 31, 2021		$ 70	198,772	(171)	(168,174)	30,497
Balance, shares at Dec. 31, 2021	[1]	1,672,561
Net loss						(9,877)
Balance at Jun. 30, 2022		$ 70	199,675	(982)	(178,051)	20,712
Balance, shares at Jun. 30, 2022	[1]	1,672,561
Balance at Mar. 31, 2022		$ 70	199,229	(616)	(174,317)	24,366
Balance, shares at Mar. 31, 2022	[1]	1,672,561
Stock-based compensation			446			446
Unrealized loss from marketable debt securities				(366)		(366)
Net loss					(3,734)	(3,734)
Balance at Jun. 30, 2022		$ 70	199,675	(982)	(178,051)	20,712
Balance, shares at Jun. 30, 2022	[1]	1,672,561
Balance at Dec. 31, 2022		$ 70	200,138	(745)	(186,040)	13,423
Balance, shares at Dec. 31, 2022	[1]	1,680,232
Stock-based compensation			297			297
Unrealized loss from marketable debt securities				100		100
Net loss					(1,830)	(1,830)
Balance at Mar. 31, 2023		$ 70	200,435	(645)	(187,870)	11,990
Balance, shares at Mar. 31, 2023	[1]	1,680,232
Balance at Dec. 31, 2022		$ 70	200,138	(745)	(186,040)	13,423
Balance, shares at Dec. 31, 2022	[1]	1,680,232
Net loss						(3,423)
Balance at Jun. 30, 2023		$ 70	200,609	(662)	(189,463)	10,554
Balance, shares at Jun. 30, 2023		1,680,232
Balance at Mar. 31, 2023		$ 70	200,435	(645)	(187,870)	11,990
Balance, shares at Mar. 31, 2023	[1]	1,680,232
Stock-based compensation			174			174
Unrealized loss from marketable debt securities				(17)		(17)
Net loss					(1,593)	(1,593)
Balance at Jun. 30, 2023		$ 70	$ 200,609	$ (662)	$ (189,463)	$ 10,554
Balance, shares at Jun. 30, 2023		1,680,232

[1]	Retroactively adjusted (See Note 4.3).